Concentrations of Credit Risks	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentrations of Credit Risks

Note 10 — Concentrations of Credit Risks

Credit Risks

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash and accounts receivable. The Company maintains bank accounts with several financial institutions. Concentrations of credit risk with respect to accounts receivable are limited to the dispersion of customers across different industries and geographic regions.

Cash

The Company places its cash with high credit quality financial institutions. At September 30, 2022 and December 31, 2021, the Company had cash balances of $0 and $734,335, respectively, in excess of the Federal Deposit Insurance Corporation coverage of $250,000 per institution. The Company has not experienced any losses in such accounts.

Major Customers

For the three months ended September 30, 2022, the Company had two significant customers representing an aggregate of 41% of revenues and three that make up 66% of the accounts receivable balance. For the three months ended September 30, 2021, the Company had no customers representing a significant percentage of revenues nor of the accounts receivable balance. For the nine months ended September 30, 2022, the Company had two significant customers representing an aggregate of 41% of revenues and three that make up 66% of the accounts receivable balance. For the nine months ended September 30, 2021, the Company had no customers representing a significant percentage of revenues nor of the accounts receivable balance. The Company’s officers are closely monitoring the relationships with all significant customers.

Major Vendors

For the three months ended September 30, 2022, the Company had one major supplier representing 10% of purchases and 2.5% of accounts payable. For the nine months ended September 30, 2022, the Company had no major supplier representing a significant percentage of purchases. The Company’s officers are closely monitoring the relationships with all significant suppliers.

Note 9 — Concentrations of Credit Risks

Credit Risks

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash and accounts receivable. The Company maintains bank accounts with several financial institutions. Concentrations of credit risk with respect to accounts receivable are limited to the dispersion of customers across different industries and geographic regions.

Cash

The Company places its cash with high credit quality financial institutions. At December 31, 2021 and 2020, the Company had cash balances of $0 in excess of the Federal Deposit Insurance Corporation coverage of $250,000 per institution. The Company has not experienced any losses in such accounts.

Major Customers

For the year ended December 31, 2021, the Company had 3 significant customers representing an aggregate of 65% of revenues and one that makes up 76% of the accounts receivable balance. The Company’s officers are closely monitoring the relationships with all customers.

Major Vendors

The Company does not have any suppliers which represent a significant portion of its supply chain. The Company’s officers are closely monitoring the relationships with all suppliers.